Jun. 24, 2019
Class S and Class P Shares Prospectus | Pacific Funds Large-Cap
Pacific Funds Large-Cap

SUPPLEMENT DATED JUNE 24, 2019

TO THE PACIFIC FUNDS PROSPECTUS DATED AUGUST 1, 2018

FOR CLASS S AND CLASS P SHARES

This supplement revises the Pacific Funds Prospectus dated August 1, 2018 for Class S and Class P Shares, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are effective June 28, 2019 and affect all funds offered in the Prospectus (the “Funds”).  Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Pacific Life Fund Advisors LLC, the investment adviser to the Funds, has determined to reduce its management fee for each of the Funds, which will have the following impact to the fee tables in the Annual Fund Operating Expenses section of the Prospectus for each Fund as follows:

Pacific Funds Large-Cap: The Management Fee is reduced by 0.20%, from 0.65% to 0.45%, resulting in the decreases to Total Annual Fund Operating Expenses below:

	Prior to 6/28/19	Effective 6/28/19
Total Annual Fund Operating Expenses
Class S	1.33%	1.13%
Class P	1.33%	1.13%
Total Annual Fund Operating Expenses After Expense Reimbursement
Class S	0.65%	0.55%
Class P	0.75%	0.65%

The fee waiver agreement to waive 0.10% on the Management Fee is replaced by the abovementioned 0.20% contractual reduction in the Management Fee and is therefore no longer in effect.